Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Committee approves all equity award grants to our executive officers on or before the grant date. Equity awards are generally made on a predetermined cycle in the first quarter of the fiscal year, though the Committee maintains discretion to grant additional equity awards outside of the annual grant cycle. The Committee has a policy against making equity grants to our executive officers until any material non-public information has been disclosed to the public and does not time the release of material non-public information in coordination with grants of equity awards in a manner that intentionally benefits the executive officers or otherwise for the purpose of affecting the value of executive compensation. In 2025, equity compensation for our executive officers consisted solely of restricted stock units; we did not grant options to executive officers in 2025.

Award Timing Method	The Committee approves all equity award grants to our executive officers on or before the grant date. Equity awards are generally made on a predetermined cycle in the first quarter of the fiscal year, though the Committee maintains discretion to grant additional equity awards outside of the annual grant cycle.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Committee has a policy against making equity grants to our executive officers until any material non-public information has been disclosed to the public and does not time the release of material non-public information in coordination with grants of equity awards in a manner that intentionally benefits the executive officers
MNPI Disclosure Timed for Compensation Value	false